Aug. 24, 2017

Supplement dated August 24, 2017, to the following summary prospectuses and prospectuses, each as previously amended or supplemented:

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon SGA Global Growth Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon GLG Total Return Fund
American Beacon Numeric Integrated Alpha Fund
Prospectuses dated May 30, 2017

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Ionic Strategic Arbitrage Fund
Prospectuses dated April 28, 2017

American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
American Beacon Sound Point Floating Rate Income Fund
Prospectuses dated December 29, 2016

American Beacon Balanced Fund
American Beacon Mid-Cap Value Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon Garcia Hamilton Bond Fund
Prospectuses dated February 28, 2017

American Beacon Alpha Quant Core Fund
American Beacon Alpha Quant Dividend Fund
American Beacon Alpha Quant Quality Fund
American Beacon Alpha Quant Value Fund
Prospectus dated March 22, 2017

American Beacon ARK Transformational Innovation Fund
Prospectus dated January 27, 2017

American Beacon TwentyFour Strategic Income Fund
Prospectus dated April 3, 2017

American Beacon Flexible Bond Fund
Summary Prospectus and Prospectus dated March 20, 2017

American Beacon Global Evolution Frontier Markets Income Fund
American Beacon SGA Global Growth Fund
Summary Prospectuses dated May 30, 2017

American Beacon Sound Point Floating Rate Income Fund
Summary Prospectuses dated December 29, 2016

I.	All Funds

In the "General Policies - Escheatment" section, the following paragraph is inserted prior to the last paragraph:

"Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. The completed designation form may be mailed to the below address."

II.	American Beacon Global Evolution Frontier Markets Income Fund, American Beacon Flexible Bond Fund, American Beacon Sound Point Floating Rate Income Fund, and American Beacon SGA Global Growth Fund

Effective immediately, each Fund's classification has changed from "non-diversified" to "diversified" within the meaning of the Investment Company Act of 1940. Accordingly, the following changes are made:

1)
With respect to the American Beacon SGA Global Growth Fund, in the "Fund Summary - Principal Investment Strategies" section, the following sentence is deleted: "The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer and may focus its investments in fewer issuers than a Fund with a diversified portfolio."

2)
With respect to the American Beacon Global Evolution Frontier Markets Income Fund, American Beacon Flexible Bond Fund and American Beacon Sound Point Floating Rate Income Fund, in the "Fund Summary - Principal Investment Strategies" section, the following sentence is deleted: "The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer."

3)	With respect to each Fund, in the "Fund Summary - Principal Risks" and "Additional Information About the Fund - Additional Information About Risks" sections, "Non-Diversification Risk" is deleted.